Baker & McKenzie LLP

1114 Avenue of the Americas

New York, New York  10036  USA

June 8, 2007

Jeffrey Riedler

Assistant Director

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

RE:                              CastlePoint Holdings, Ltd.
Amendment No. 3 to the Registration Statement on Form S-1
Registration No.  333-134628

Dear Mr. Riedler:

On behalf of our client, CastlePoint Holdings, Ltd. (the “Company”), and in connection with the Company’s Registration Statement on Form S-1 (Registration No. 333-134628) originally filed with the Securities and Exchange Commission on May 31, 2006 (the “Registration Statement”) pursuant to Rule 415 under Securities Act of 1933, as amended (the “Securities Act”), please find enclosed herewith a copy of the Company’s Amendment No. 3 to the Registration Statement (“Amendment No. 3”).  In addition, the Company is submitting herewith a marked copy of Amendment No. 3 that reflects changes made since the Company’s Registration Statement on Form S-1 (Registration No. 333-139939) (as amended, the “IPO Registration Statement”) was declared effective by the Commission on March 22, 2007, following review by the Commission Staff of the IPO Registration Statement.

                If possible, the Company respectfully requests any further comments on Amendment No. 3 as soon as the Commission Staff deems practicable.

Baker & McKenzie LLP is a member of Baker & McKenzie International, a Swiss Verein.

Should you have any questions or comments pertaining to this filing, please call the undersigned at (212) 891-3971.  The fax number of the undersigned is (212) 310-1771.

Very truly yours,

Roslyn Tom

cc:                                 Michael H. Lee
Joel S. Weiner
Roger Brown, Esq.
(CastlePoint Holdings, Ltd.)